Investments in joint ventures - Summarized Financial Information of Joint Ventures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Non-current assets	$ 917,749	$ 887,606
Current assets	689,452	568,160
TOTAL ASSETS	1,607,201	1,455,766
LIABILITIES
Non-current liabilities	679,662	451,616
Current liabilities	282,408	332,477
TOTAL LIABILITIES	962,070	784,093
Profit (loss) [abstract]
Sales of goods and services rendered	933,178	869,235	$ 674,314
Expenses	606,333	570,523	453,559
Profit / (Loss) before income tax	5,681	13,126	(12,305)
CHS AGRO S.A.
ASSETS
Non-current assets	7,931	17,185
Current assets	8,882	9,316
TOTAL ASSETS	16,813	26,501
LIABILITIES
Non-current liabilities	22,002	22,000
Current liabilities	19,197	15,273
TOTAL LIABILITIES	41,199	37,273
Net assets of joint venture	(24,386)	(10,772)
Profit (loss) [abstract]
Sales of goods and services rendered	14,879	9,390	14,201
Expenses	(22,657)	(16,048)	(22,934)
Profit / (Loss) before income tax	$ (7,778)	$ (6,658)	$ (8,733)